Share-based payment plans - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 € / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 € / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $		$ 1,797		$ 1,812		$ 1,638
Award vesting period				10 years
Weighted average remaining contractual life				4 years 3 months		5 years 2 months	6 years
Weighted average fair value (in € per unit) | € / shares	€ 0.37		€ 0.88		€ 1.52
Sell price multiple that had been used				3
Sell price multiple		2		2		2
Decrease in weighted average share price (as a percent)		10.00%
Decrease in total compensation (as a percent)		(9.46%)		(8.63%)		(8.73%)
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares		$ 1.20		$ 1.20		$ 1.20	$ 1.20
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares		$ 8.50		$ 8.50		$ 8.50	$ 8.50
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $		$ 22		$ 24		$ 14
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value (in € per unit) | € / shares	€ 0.67		€ 1.00		€ 2.15